Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of June 30, 2023, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Level 1	Level 2	Level 3	Total

Assets
Cash	$2,924,019	-	-	$2,924,019
	-	-	-
Total assets measured at fair value	$2,924,019	-		$2,924,019

Liabilities
Warrant liability	$1,240,441	272,276	-	$1,513,187

Total liabilities measured at fair value	$1,240,441	272,276	-	$1,513,187

As of December 31, 2022, the following financial assets and liabilities were measured at fair value on a recurring basis presented on the Company’s consolidated balance sheet:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Assets
Cash	$4,170,897	-	-	$4,170,897
	-	-	-
Total assets measured at fair value	$4,170,897	-		$4,170,897

Liabilities
Warrant liability	$1,151,838	-	-	$1,151,838

Total liabilities measured at fair value	$1,151,838	-	-	$1,151,838